CONVERTIBLE DEBENTURES (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about borrowings [abstract]
Disclosure of fair value of convertible debentures [Table Text Block]
Terms of loan
Inception date	April 9, 2025
Valuation date	April 9, 2025
Maturity date	April 9, 2028
Term	3 years
Principal amount	$2,000,000
Coupon rate	5% per annum
Underlying share price	$1.42
Conversion price	$2.20
Conversion cap price (between April 9, 2027 and maturity date)	$4.40
Risk-free rate	2.47%
Volatility	66.16%
Market Inputs
CAD OIS Risk-free curve credit spread	11.05%
Valuation results
Fair value of the debt component	$1,555,334
Less: transaction costs	$(18,662)
Add: accretion expense	$117,381
Add: accrued interest	$97,261
Total value of the debt component as at March 31, 2026	$1,751,314

Fair value of the equity component
Embedded holder conversion option	$399,380
Embedded issuer's conversion option	$(4,833)
Free-standing warrants	$50,119
Less: transaction costs	$(5,335)
Total fair value of the equity component	$439,331